UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876

Templeton China World Fund
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street
, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _8/31__

Date of reporting period:  8/31/20

Item 1. Reports to Stockholders.

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton China
World Fund
August 31, 2020
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Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
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SHAREHOLDER LETTER
Dear Shareholder:
The 12 months under review have seen unprecedented
global market turbulence and extraordinary policymaking in
the face of a pandemic. China’s response in domestically
suppressing the novel coronavirus (COVID-19) was highly
effective, enabling the economy to reopen more quickly and
broadly than elsewhere. Measures that at first appeared
draconian have been adopted by many other countries,
albeit with varying results.
Investor optimism after the signing of the U.S.-China phase
one trade agreement in mid-January 2020 was swiftly
eclipsed by the COVID-19 outbreak. China’s economy
contracted in the first quarter for the first time on record after the government shut down large portions of the economy to
contain the virus. To bolster the economy, the government
implemented fiscal stimulus measures, while the People’s
Bank of China took significant steps to lower interest rates for borrowers and cash reserve requirement ratios for
banks and offer refinancing support for small- and medium-
sized companies. These efforts proved effective, allowing
the economy to reopen and resume growth in the second
quarter, albeit at a lower rate than prior to the pandemic.
Although near-term growth has been severely impacted, we
believe there is pent-up domestic demand, which will help
drive growth through the remainder of 2020 and into 2021.
China is likely to be the only large economy to see economic growth in 2020. We recognize the human and economic toll
of the pandemic and continue to engage with companies to
consider how they may emerge from the crisis as we seek to
appropriately position our portfolios.
China’s focus on economic restructuring and long-term
sustainable growth has led to quicker application of
structural reforms, industry consolidation and development
of local technology supply chains to replace U.S. sources.
We believe China will become a leader in fifth-generation
wireless technology (5G), which together with artificial
intelligence and robotics could help drive China’s economy
as it seeks to rely less on the U.S.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
advisors and review their portfolios to design a long-term
strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.
Templeton China World Fund’s annual report includes more
detail about prevailing conditions and a discussion about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Manraj S. Sekhon, CFA
Chief Investment Officer
Franklin Templeton Emerging Markets Equity
This letter reflects our analysis and opinions as of August
31, 2020, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report

Contents
Annual Report
Templeton China World Fund
......................
3
Performance Summary
...........................
7
Your Fund’s Expenses
............................
10
Financial Highlights and Statement of Investments
....
11
Financial Statements
.............................
18
Notes to Financial Statements
.....................
22
Report of Independent Registered
Public Accounting Firm
............................
32
Tax Information
..................................
33
Board Members and Officers
.......................
34
Shareholder Information
..........................
39
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Templeton China World Fund
This annual report for Templeton China World Fund covers
the fiscal year ended August 31, 2020.
Your Fund’s Goals and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80%
of its net assets in securities of “China companies.” Such
companies are those that are organized under the laws of,
or with a principal office in, the People’s Republic of China
(China), Hong Kong or Taiwan; or for which the principal
trading market is in China, Hong Kong or Taiwan; or that
derive at least 50% of their revenues from goods or services sold or produced, or have at least 50% of their assets, in
China.
Performance Overview
For the 12 months ended August 31, 2020, the Fund’s
Class A shares posted a total return of +36.80%. For
comparison, the MSCI China Index, which measures
stock market performance of mid- and large-capitalization
companies in China, posted a +37.49% cumulative total
return for the same period.
1
The Fund’s prior benchmark,
the MSCI Golden Dragon Index, posted a +32.28% return.
1
For the 10-year period ended August 31, 2020, the Fund’s
Class A shares posted a +90.94% cumulative total return,
compared with the MSCI China Index’s +116.04% and the
MSCI Golden Dragon Index’s +135.63% cumulative total
returns for the same period.
2
Please note index performance
information is provided for reference and we do not attempt
to track the index but rather undertake investments on
the basis of fundamental research. You can find more
performance data in the Performance Summary beginning
on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
China’s economy contracted for the first time on record
in 2020’s first quarter, reflecting the significant disruption caused by the novel coronavirus (COVID-19) pandemic
and subsequent lockdowns of nonessential businesses.
Growth had already been moderating prior to the pandemic,
weighed down by trade tensions with the U.S. along with soft global and domestic demand, although increased industrial
production provided some support. Economic growth
returned in the second quarter as the economy began to
reopen, albeit at a rate below pre-pandemic levels. Low oil
prices have provided some relief to the oil-import dependent economy.
The People’s Bank of China (PBOC) lowered its benchmark
loan prime rate (LPR) four times during the period, including once in February to counter the negative economic effects
of COVID-19. Although the PBOC left the LPR unchanged
for the last four months of the period, it enacted additional stimulus measures, such as a new one-year medium-term
lending facility in June 2020.
In this environment, Chinese equities rose during the
period. Prior to the COVID-19 outbreak, Chinese stocks
benefited from a generally accommodative global monetary
environment and a phase one trade deal with the U.S.
When the pandemic hit, investors were reassured by the
government’s aggressive actions to contain the virus and
the economy’s return to growth in 2020’s second quarter.
Renewed trade tensions with the U.S. and subsequent
COVID-19 outbreaks in China late in the period restricted
further gains, but these were partly offset by a weaker U.S.
Geographic Composition
8/31/20
% of Total
Net Assets
China 97.3%
Hong Kong 1.3%
Short-Term Investments & Other Net Assets 1.4%
1. Source: Morningstar.
2. Source: Morningstar. As of 8/31/20, the Fund’s Class A 10-year average annual total return not including sales charges was +6.68%, compared with the 10-year average annual total return of +8.01% for the MSCI China Index.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

Templeton China World Fund

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Annual Report
dollar and optimism about potential coronavirus vaccines. In this environment, the MSCI China Index posted a +37.49%
total return for the 12 months ended August 31, 2020.
1
Investment Strategy
Our investment strategy employs a fundamental research,
value-oriented, long-term approach. We focus on the market
price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash
flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset
value in relation to the current price. Our analysis considers the company’s corporate governance behavior as well as its
position in its sector, the economic framework and political environment.
Manager’s Discussion
During the 12 months under review, key contributors to the
Fund’s absolute performance included Tencent Holdings,
Alibaba Group Holding and Meituan Dianping.
Tencent is one of the largest internet services companies in
China. The company provides online gaming, social network,
financial technology, cloud and other entertainment-related
services. Tencent posted muted returns in the earlier part
of the period following disappointing 2019 third-quarter
earnings. Later, expectations that COVID-19 would have
a short-term negative impact on Tencent’s advertising,
payments and cloud services as a result of a decline in
business activities led shares to correct in March 2020.
Shares subsequently rose, however, on expectations of
solid growth in the mobile gaming and financial technology
businesses. The company also reported above-consensus
2020 first- and second-quarter corporate results driven
by strong growth in its online gaming business. Although
shares experienced a setback in early August following U.S.
President Donald Trump’s decision to ban Tencent’s social
app WeChat in the U.S., management disclosure that the
U.S. makes up a very small proportion of revenues eased
concerns.
Alibaba is the leading e-commerce company in China. It also
provides cloud computing services and is also involved in
payment, financing and logistics services. Shares generally
remained on an upward trend except for the short-term
correction in the first quarter of 2020, when COVID-19-
related concerns weighed on stocks globally. Strong investor demand for its secondary listing in Hong Kong and market
optimism over its multiple digital ventures drove investor
confidence in the earlier part of the reporting period. The
company reported better-than-expected 2020 first- and
second-quarter corporate results, driven by double-digit
revenue growth in e-commerce and cloud computing. The
planned dual listing of Alibaba's financial technology arm and
China's dominant mobile payments firm Ant Group in Hong
Kong and China, which is expected to be the world’s largest
initial public offering ever, further boosted interest in Alibaba.
Meituan Dianping is a major Chinese delivery app service
and food and consumer product online retailer. Although
shares declined in March along with the wider market, a
better-than-expected decline in 2020 first-quarter sales led investors to adopt a more positive view on the stock. By mid-
May, its group buying business and food deliveries operation, which was helped by contactless payment capabilities,
reported seeing a recovery. Shares subsequently surged
in the second half of the reporting period as the COVID-19
pandemic boosted online business models, driving investors
towards companies that appear well-positioned to capture
this trend. As a result, the company saw an increase in the
number of users and merchants on its platforms, leading
to better-than-expected second-quarter corporate results
with positive revenue growth. Investor confidence was also
supported by expectations that the growing penetration
of food delivery in China could bolster Meituan Dianping’s
dominance in the segment and set it on a clearer path to
profitability.
Top 10 Holdings
8/31/20
Company
Sub-Industry
% of Total
Net Assets
a a
Alibaba Group Holding Ltd. 14.2%
Internet & Direct Marketing Retail
Tencent Holdings Ltd. 13.7%
Interactive Media & Services
Meituan Dianping 4.2%
Internet & Direct Marketing Retail
New Oriental Education & Technology Group,
Inc. 4.0%
Education Services
JD.com, Inc. 3.8%
Internet & Direct Marketing Retail
China Life Insurance Co. Ltd. 3.0%
Life & Health Insurance
Wuxi Biologics Cayman, Inc. 3.0%
Life Sciences Tools & Services
China Merchants Bank Co. Ltd. 2.9%
Diversified Banks
Shimao Group Holdings Ltd. 2.8%
Real Estate Development
Luzhou Laojiao Co. Ltd. 2.8%
Distillers & Vintners

Templeton China World Fund

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Annual Report
Conversely, major detractors from absolute performance
included CNOOC, Ping An Insurance Group and Uni-
President China.
CNNOC is one of the largest energy companies in China.
Share prices performed largely in-line with oil prices over
the 12-month period. The oil sector came under pressure
from an unprecedented demand destruction due to the
COVID-19 pandemic as well as a sharp increase in supply
following the end of an agreement between countries of the
Organization of Petroleum Exporting Countries + (OPEC+),
which combines members of OPEC along with Russia and
other oil producers. This combination led to inventory builds that weighed on oil prices, which fell sharply in March and
April, before rebounding and stabilizing in June. However,
compared to prior industry downturns, most Asian operators,
including CNOOC, have strong balance sheets and have
significantly lowered their cost of production, better placing them to weather these conditions. Shares in CNOOC
stabilized in the latter part of the reporting period, with the company also reporting better-than-expected first-half 2020
earnings largely due to successful cost control. A higher-
than-expected dividend payout also incentivized investors.
Ping An Insurance is a leading Chinese financial
conglomerate involved in four key business areas:
insurance, banking, investment and financial technology.
The company is also one of the largest life and property
and casualty insurers in China. Shares trailed the broader
market as border closures with mainland China and visa
suspensions amid the COVID-19 pandemic prohibited
face-to-face sales meetings that drive insurance sales.
The company recorded a double-digit decline in net profit
for the first half of 2020 largely due to a fall in insurance premiums. On the positive side, the group’s brokerage
and financial and health technology income reported solid
growth. Shares rebounded late in the period on expectations
of a recovery in operations as economies reopen as well as
business expansion in mainland China. Ping An Insurance’s
strong brand strategy and execution record, as well as its
technology-driven model of agent recruitment and client
acquisition, provided investors with additional reasons to
maintain a longer-term view on the stock’s potential.
Uni-President China is a leading beverage and instant
noodle manufacturer in China. The company is the China
subsidiary of Uni-President Group, the largest food and
beverage conglomerate in Taiwan. Shares corrected in the
earlier part of the period after a weaker-than-expected 2019 third-quarter net profit due largely to higher-than-expected advertising and promotional expenditure amid new product
launches and a withholding tax expense. Shares fell sharply
in March 2020 in line with the global selloff, but a strong pick-
up in consumer demand for packaged food and drinks amid
the pandemic led shares to rebound to pre-COVID-19 levels.
The stock price fell again, however, as some investors
realized profits in August amid weaker-than-expected
second-quarter profit stemming from higher investment in
branding.
The market volatility during the reporting period provided
us with a chance to invest in new opportunities as well as
add to our existing high-conviction portfolio holdings at
attractive prices. In the past 12 months, we increased the
Fund’s holdings in the consumer discretionary, real estate,
industrials and health care sectors. Portfolio realignment
and the search for undervalued investments led to the
addition of numerous new companies to the Fund. Key
purchases included JD.com, one of China’s largest online
retailers; New Oriental Education & Technology Group, a
key private education service provider in China; Shimao
Group Holdings, a developer of residential, hotel, office
and commercial properties; the aforementioned Meituan
Dianping; A-Living Services, a property management
services company in China; and WuXi Biologics Cayman, a
leading global open-access biologics technology platform.
We also added to existing investments in China Overseas
Land & Investment, a major Chinese real estate company,
Baidu, China’s premier search engine, and the previously
mentioned Ping An Insurance.
Meanwhile, we reduced the Fund’s investments in
financials, information technology, consumer staples and
energy companies in favor of opportunities we found more
compelling and to raise funds for dividend and capital gains distribution during the reporting period. Geographically,
exposure to Taiwan was eliminated over the course of the
year to allow the Fund’s portfolio to focus on what we viewed to be attractive opportunities in China. In terms of key sales, we reduced holdings in Chinese sportswear manufacturer
Anta Sports Products, Hong Kong-listed insurer AIA, and
Chinese telecommunications provider China Mobile. The
Fund also divested its positions in Taiwanese semiconductor
company Taiwan Semiconductor Manufacturing Co.
(TSMC), the aforementioned Uni-President China, Chinese
energy company China Petroleum & Chemical Corporation
(Sinopec), Chinese commercial banks Industrial &
Commercial Bank of China (ICBC) and China Construction
Bank, Chinese pharmaceutical company Shanghai
Pharmaceuticals and pan-Asian retailer Dairy Farm.

Templeton China World Fund

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Annual Report
Thank you for your continued participation in Templeton
China World Fund. We look forward to serving your future
investment needs.
Michael Lai, CFA
Lead Portfolio Manager
Eric Mok, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2020
Templeton China World Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year +36.80% +29.28%
5-Year +92.31% +12.69%
10-Year +90.94% +6.08%
Advisor
1-Year +37.20% +37.20%
5-Year +94.83% +14.27%
10-Year +96.27% +6.98%
See page 9 for Performance Summary footnotes.

Templeton China World Fund
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/1/10
–
8/31/20)
Advisor Class
(9/1/10
–
8/31/20)

Templeton China World Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The government’s participation in the economy is still high and, therefore, the Fund’s investments in China will be subject to larger regulatory risk levels compared to many other countries. In addition, special risks are associated with international investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors. The Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Historically, smaller and midsized securities have experienced more price volatility than larger company stocks, especially over the short term. Also, as a nondiversified fund investing in China companies, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities.
The Fund is designed for the aggressive portion of a well-diversified portfolio. Unexpected events and their aftermaths, such as the spread of deadly diseas-
es; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The MSCI China Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance of mid- and large-capitalization companies in China. The MSCI Golden Dragon Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance of China, Hong Kong and Taiwan.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/19–8/31/20)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1270 $3.0497 $3.1767
C – $3.0497 $3.0497
R6 $0.2138 $3.0497 $3.2635
Advisor $0.1809 $3.0497 $3.2306
Total Annual Operating Expenses
5
Share Class
A 1.78%
Advisor 1.53%

Your Fund’s Expenses
Templeton China World Fund

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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,265.10 $10.64 $1,015.74 $9.47 1.86%
C $1,000 $1,261.20 $14.93 $1,011.94 $13.28 2.61%
R6 $1,000 $1,268.50 $8.20 $1,017.91 $7.29 1.42%
Advisor $1,000 $1,267.60 $9.23 $1,016.99 $8.21 1.61%

Templeton China World Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.01 $22.42 $23.49 $21.51 $26.19
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.07) 0.14 0.29
c
0.15 0.17
Net realized and unrealized gains (losses) ........... 5.95 (1.76) 1.29 4.59 2.19
Total from investment operations .................... 5.88 (1.62) 1.58 4.74 2.36
Less distributions from:
Net investment income .......................... (0.13) (0.30) (0.25) (0.19) (0.46)
Net realized gains ............................. (3.05) (2.49) (2.40) (2.57) (6.58)
Total distributions ............................... (3.18) (2.79) (2.65) (2.76) (7.04)
Net asset value, end of year ....................... $20.71 $18.01 $22.42 $23.49 $21.51
Total return
d
................................... 36.80% (6.46)% 7.26% 26.00% 11.19%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.86% 1.87% 1.85% 1.94% 1.91%
Expenses net of waiver and payments by affiliates ....... 1.85% 1.83% 1.85%
e
1.94%
e,f
1.91%
e,f
Net investment income (loss) ...................... (0.39)% 0.76% 1.26%
c
0.71% 0.77%
Supplemental data
Net assets, end of year (000’s) ..................... $164,145 $146,709 $178,315 $188,885 $186,850
Portfolio turnover rate ............................ 59.87% 5.69% 12.15% 7.92% 3.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton China World Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.91 $22.13 $23.12 $21.18 $25.76
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.20) (—)
c
0.10
d
(0.03) —
c
Net realized and unrealized gains (losses) ........... 5.91 (1.72) 1.31 4.54 2.17
Total from investment operations .................... 5.71 (1.72) 1.41 4.51 2.17
Less distributions from:
Net investment income .......................... — (0.01) (—)
c
— (0.17)
Net realized gains ............................. (3.05) (2.49) (2.40) (2.57) (6.58)
Total distributions ............................... (3.05) (2.50) (2.40) (2.57) (6.75)
Net asset value, end of year ....................... $20.57 $17.91 $22.13 $23.12 $21.18
Total return
e
................................... 35.80% (7.16)% 6.52% 24.97% 10.41%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.61% 2.62% 2.60% 2.69% 2.66%
Expenses net of waiver and payments by affiliates ....... 2.60% 2.58% 2.60%
f
2.69%
f,g
2.66%
f,g
Net investment income (loss) ...................... (1.15)% 0.01%
h
0.51%
d
(0.04)% 0.02%
Supplemental data
Net assets, end of year (000’s) ..................... $12,376 $15,744 $36,678 $42,577 $48,769
Portfolio turnover rate ............................ 59.87% 5.69% 12.15% 7.92% 3.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.08%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Ratio is calculated based on the Fund level net investment income, as reflected in the Statement of Operations, and adjusted for class specific expenses. The amount may not correlate with the per share amount due to the timing of income earned and/or fluctuating fair value of the investments of the Fund in relation to the timing of sales and repurchases of Fund shares.

Templeton China World Fund
Financial Highlights
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.14 $22.55 $23.66 $21.68 $26.41
Income from investment operations
a
:
Net investment income
b
......................... 0.01 0.26 0.45
c
0.27 0.31
Net realized and unrealized gains (losses) ........... 5.99 (1.81) 1.25 4.59 2.18
Total from investment operations .................... 6.00 (1.55) 1.70 4.86 2.49
Less distributions from:
Net investment income .......................... (0.21) (0.37) (0.41) (0.31) (0.64)
Net realized gains ............................. (3.05) (2.49) (2.40) (2.57) (6.58)
Total distributions ............................... (3.26) (2.86) (2.81) (2.88) (7.22)
Net asset value, end of year ....................... $20.88 $18.14 $22.55 $23.66 $21.68
Total return .................................... 37.42% (6.08)% 7.75% 26.62% 11.76%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.56% 1.57% 1.50% 1.49% 1.45%
Expenses net of waiver and payments by affiliates ....... 1.42% 1.42% 1.42% 1.44%
d
1.42%
d
Net investment income ........................... 0.05% 1.17% 1.69%
c
1.21% 1.26%
Su pplemental data
Net assets, end of year (000’s) ..................... $3,437 $3,395 $3,412 $1,213 $720
Portfolio turnover rate ............................ 59.87% 5.69% 12.15% 7.92% 3.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.26%.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton China World Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.18 $22.60 $23.68 $21.68 $26.39
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.02) 0.20 0.35
c
0.22 0.22
Net realized and unrealized gains (losses) ........... 6.01 (1.79) 1.30 4.60 2.22
Total from investment operations .................... 5.99 (1.59) 1.65 4.82 2.44
Less distributions from:
Net investment income .......................... (0.18) (0.34) (0.33) (0.25) (0.57)
Net realized gains ............................. (3.05) (2.49) (2.40) (2.57) (6.58)
Total distributions ............................... (3.23) (2.83) (2.73) (2.82) (7.15)
Net asset value, end of year ....................... $20.94 $18.18 $22.60 $23.68 $21.68
Total return .................................... 37.20% (6.25)% 7.54% 26.31% 11.51%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.61% 1.62% 1.60% 1.69% 1.66%
Expenses net of waiver and payments by affiliates ....... 1.60% 1.58% 1.60%
d
1.69%
d,e
1.66%
d,e
Net investment income (loss) ...................... (0.12)% 1.01% 1.51%
c
0.96% 1.02%
Supplemental data
Net assets, end of year (000’s) ..................... $74,741 $67,189 $79,456 $83,172 $73,504
Portfolio turnover rate ............................ 59.87% 5.69% 12.15% 7.92% 3.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.08%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton China World Fund
Statement of Investments, August 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a
Common Stocks 98.6%
Application Software 0.8%
Hundsun Technologies, Inc., A ............................ China 124,020 $ 2,017,020
Biotechnology 3.6%
a,b
BeiGene Ltd. ......................................... China 183,800 3,452,805
a
I-Mab, ADR .......................................... China 6,097 240,466
a,c,d
InnoCare Pharma Ltd., 144A, Reg S ....................... China 565,200 924,413
a,c,d
Innovent Biologics, Inc., 144A, Reg S ...................... China 702,000 4,664,119
9,281,803
Brewers 0.9%
China Resources Beer Holdings Co. Ltd. .................... China 348,646 2,266,258
Construction Machinery & Heavy Trucks 1.8%
Weichai Power Co. Ltd., H .............................. China 2,242,693 4,501,790
Construction Materials 2.2%
Anhui Conch Cement Co. Ltd., H .......................... China 764,500 5,534,588
Asia Cement China Holdings Corp. ........................ China 71,271 72,170
5,606,758
Distillers & Vintners 2.8%
Luzhou Laojiao Co. Ltd., A ............................... China 325,900 7,107,948
Diversified Banks 2.9%
China Merchants Bank Co. Ltd., H ......................... China 1,559,500 7,440,353
Education Services 5.4%
a,b
GSX Techedu , Inc., ADR ................................ China 44,027 3,759,906
a
New Oriental Education & Technology Group, Inc., ADR ........ China 68,792 10,086,971
13,846,877
Electrical Components & Equipment 1.2%
Sunwoda Electronic Co. Ltd., A ........................... China 860,889 3,010,636
Electronic Components 1.4%
Luxshare Precision Industry Co. Ltd., A ..................... China 330,355 2,662,182
Sunny Optical Technology Group Co. Ltd. ................... China 66,710 986,988
3,649,170
Electronic Equipment & Instruments 1.0%
Hangzhou Hikvision Digital Technology Co. Ltd., A ............. China 457,230 2,496,396
Environmental & Facilities Services 2.6%
c,d
A-Living Services Co. Ltd., H, 144A, Reg S .................. China 1,266,500 6,526,273
Footwear 2.4%
ANTA Sports Products Ltd. .............................. China 627,435 6,184,931
Hypermarkets & Super Centers 0.9%
Sun Art Retail Group Ltd. ............................... China 1,821,408 2,369,575
Interactive Home Entertainment 1.8%
NetEase , Inc. ........................................ China 230,340 4,624,543
Interactive Media & Services 15.6%
a
Baidu, Inc., ADR ...................................... China 38,004 4,734,158
Tencent Holdings Ltd. .................................. China 511,900 34,972,395
39,706,553
Internet & Direct Marketing Retail 25.5%
a
Alibaba Group Holding Ltd., ADR ......................... China 126,199 36,222,899

Templeton China World Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Internet & Direct Marketing Retail (continued)
a,b
Baozun , Inc., ADR ..................................... China 126,932 $ 5,260,062
a
JD.com, Inc., A ....................................... China 242,704 9,726,762
a,d
Meituan Dianping , B, Reg S ............................. China 324,898 10,710,073
a
Vipshop Holdings Ltd., ADR ............................. China 188,318 3,109,130
65,028,926
Internet Services & Infrastructure 1.8%
a
GDS Holdings Ltd., ADR ................................ China 57,566 4,659,392
a
Life & Health Insurance 6.5%
AIA Group Ltd. ....................................... Hong Kong 184,543 1,890,610
China Life Insurance Co. Ltd., H .......................... China 3,158,481 7,694,210
Ping An Insurance Group Co. of China Ltd., H ................ China 662,500 7,073,164
16,657,984
Life Sciences Tools & Services 3.0%
a,c,d
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 290,025 7,508,800
a
Oil & Gas Exploration & Production 1.3%
CNOOC Ltd. ......................................... China 2,997,400 3,396,693
Paper Products 0.6%
Nine Dragons Paper Holdings Ltd. ......................... Hong Kong 1,261,200 1,397,186
Pharmaceuticals 3.4%
CSPC Pharmaceutical Group Ltd. ......................... China 2,432,400 5,374,226
Jiangsu Hengrui Medicine Co. Ltd., A ...................... China 233,594 3,231,629
8,605,855
Real Estate Development 5.3%
China Resources Land Ltd. .............................. China 1,196,000 5,525,090
a
KWG Group Holdings Ltd. ............................... China 356,500 676,562
Shimao Group Holdings Ltd. ............................. China 1,598,300 7,183,175
13,384,827
Restaurants 1.3%
Yum China Holdings, Inc. ............................... China 57,625 3,325,539
Semiconductors 0.8%
Will Semiconductor Ltd., A ............................... China 86,097 2,113,939
Specialty Stores 1.0%
China Tourism Group Duty Free Corp. Ltd., A ................ China 82,603 2,505,687
Wireless Telecommunication Services 0.8%
China Mobile Ltd. ..................................... China 276,770 1,936,826
Total Common Stocks (Cost $152,847,443) .....................................
251,158,538
Short Term Investments 2.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.4%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 3,642,614 3,642,614
Total Money Market Funds (Cost $3,642,614) ...................................
3,642,614

Templeton China World Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
g
Investments from Cash Collateral Received for
Loaned Securities 0.9%
Money Market Funds 0.9%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 2,257,156 $ 2,257,156
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$2,257,156) .................................................................
2,257,156
Total Short Term Investments (Cost $5,899,770 ) .................................
5,899,770
a
Total Investments (Cost $158,747,213) 100.9% ..................................
$257,058,308
Other Assets, less Liabilities (0.9)% ...........................................
(2,359,865)
Net Assets 100.0% ...........................................................
$254,698,443
See Abbreviations on page 31.
a
Non-income producing.
b
A portion or all of the security is on loan at August 31, 2020.
c
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At August 31, 2020, the aggregate value of these securities was $19,623,605, representing 7.7% of net assets.
d
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2020, the aggregate value of these securities was $30,333,678, representing 11.9% of net assets.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.

Templeton China World Fund
Financial Statements
Statement of Assets and Liabilities
August 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
China World
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $152,847,443
Cost - Non -controlled affiliates (Note 3 f ) ........................................................ 5,899,770
Value - Unaffiliated issuers (Includes securities loaned of $4,558,489) ................................. $251,158,538
Value - Non-controlled affiliates (Note 3f) ........................................................ 5,899,770
Receivables:
Capital shares sold ........................................................................ 588,241
Dividends ............................................................................... 80,442
Other assets .............................................................................. 126
Total assets .......................................................................... 257,727,117
Liabilities:
Payables:
Capital shares redeemed ................................................................... 204,675
Management fees ......................................................................... 251,745
Distribution fees .......................................................................... 44,558
Transfer agent fees ........................................................................ 130,960
Payable upon return of securities loaned ......................................................... 2,257,156
Accrued expenses and other liabilities ........................................................... 139,580
Total liabilities ......................................................................... 3,028,674
Net assets, at value ................................................................. $254,698,443
Net assets consist of:
Paid-in capital ............................................................................. $107,679,828
Total distributable earnings (losses) ............................................................. 147,018,615
Net assets, at value ................................................................. $254,698,443

Templeton China World Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
China World
Fund
Class A:
Net assets, at value ....................................................................... $164,144,904
Shares outstanding ........................................................................ 7,924,929
Net asset value per share
a
.................................................................. $20.71
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $21.92
Class C:
Net assets, at value ....................................................................... $12,376,214
Shares outstanding ........................................................................ 601,621
Net asset value and maximum offering price per share
a
............................................. $20.57
Class R6:
Net assets, at value ....................................................................... $3,436,593
Shares outstanding ........................................................................ 164,590
Net asset value and maximum offering price per share ............................................. $20.88
Advisor Class:
Net assets, at value ....................................................................... $74,740,732
Shares outstanding ........................................................................ 3,569,236
Net asset value and maximum offering price per share ............................................. $20.94
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton China World Fund
Financial Statements
Statement of Operations
for the year ended August 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
China World
Fund
Investment income:
Dividends: (net of foreign taxes of $286,836)
Unaffiliated issuers ........................................................................ $3,205,488
Non-controlled affiliates (Note 3 f ) ............................................................. 39,155
Interest:
Unaffiliated issuers ........................................................................ 39,231
Income from securities loaned:
Un affiliated entities (net of fees and rebates) ..................................................... 32,066
Non-controlled affiliates (Note 3 f ) ............................................................. 3,635
Total investment income ................................................................... 3,319,575
Expenses:
Management fees (Note 3 a ) ................................................................... 2,827,437
Distribution fees: (Note 3c )
    Class A ................................................................................ 366,306
    Class C ................................................................................ 133,059
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 298,884
    Class C ................................................................................ 27,001
    Class R6 ............................................................................... 5,149
    Advisor Class ............................................................................ 134,245
Custodian fees (Note 4 ) ...................................................................... 24,936
Reports to shareholders ...................................................................... 59,794
Registration and filing fees .................................................................... 99,756
Professional fees ........................................................................... 140,424
Trustees' fees and expenses .................................................................. 31,994
Other .................................................................................... 22,645
Total expenses ......................................................................... 4,171,630
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (28,940)
Net expenses ......................................................................... 4,142,690
Net investment income (loss) ............................................................ (823,115)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 75,433,510
Foreign currency transactions ................................................................ 24,379
Net realized gain (loss) .................................................................. 75,457,889
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (2,203,004)
Translation of other assets and liabilities denominated in foreign currencies .............................. 1,031
Net change in unrealized appreciation (depreciation) ............................................ (2,201,973)
Net realized and unrealized gain (loss) ............................................................ 73,255,916
Net increase (decrease) in net assets resulting from operations .......................................... $72,432,801

Templeton China World Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton China World Fund
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(823,115) $1,970,206
Net realized gain (loss) ................................................. 75,457,889 26,985,366
Net change in unrealized appreciation (depreciation) ........................... (2,201,973) (47,947,174)
Net increase (decrease) in net assets resulting from operations ................ 72,432,801 (18,991,602)
Distributions to shareholders:
Class A ............................................................. (24,649,838) (22,209,901)
Class C ............................................................. (2,304,710) (2,201,467)
Class R6 ............................................................ (573,952) (387,499)
Advisor Class ........................................................ (11,698,806) (9,496,641)
Total distributions to shareholders .......................................... (39,227,306) (34,295,508)
Capital share transactions: (Note 2 )
Class A ............................................................. (4,000,337) 926,746
Class C ............................................................. (4,978,138) (15,622,877)
Class R6 ............................................................ (446,417) 629,958
Advisor Class ........................................................ (2,117,940) 2,527,109
Total capital share transactions ............................................ (11,542,832) (11,539,064)
Net increase (decrease) in net assets ................................... 21,662,663 (64,826,174)
Net assets:
Beginning of year ....................................................... 233,035,780 297,861,954
End of year ........................................................... $254,698,443 $233,035,780

Templeton China World Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton China World Fund (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP). The
Fund offers four classes of shares: Class A, Class C, Class
R6 and Advisor Class. Class C shares automatically convert
to Class A shares after they have been held for 10 years.
Each class of shares may differ by its initial sales load,
contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at  4 p.m. Eastern time.
At August 31, 2020, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
 When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar

Templeton China World Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund, in the Statement of Assets and
Liabilities. Additionally, the Fund received $2,480,239 in U.S.
Government and Agency securities as collateral. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton China World Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2020, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton China World Fund
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At August 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended August 31,
2020 2019
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,637,185 $28,718,789 3,910,857 $77,301,818
Shares issued in reinvestment of distributions .......... 1,424,398 23,858,673 1,267,133 21,477,901
Shares redeemed ............................... (3,284,677) (56,577,799) (4,982,242) (97,852,973)
Net increase (decrease) .......................... (223,094) $(4,000,337) 195,748 $926,746
Class C Shares:
Shares sold ................................... 89,115 1,517,497 186,314 3,558,506
Shares issued in reinvestment of distributions .......... 133,589 2,233,607 123,406 2,090,496
Shares redeemed
a
.............................. (500,380) (8,729,242) (1,087,730) (21,271,879)
Net increase (decrease) .......................... (277,676) $(4,978,138) (778,010) $(15,622,877)
Class R6 Shares:
Shares sold ................................... 27,223 484,613 73,938 1,423,983
Shares issued in reinvestment of distributions .......... 34,097 573,857 22,767 387,499
Shares redeemed ............................... (83,905) (1,504,887) (60,841) (1,181,524)
Net increase (decrease) .......................... (22,585) $(446,417) 35,864 $629,958
Advisor Class Shares:
Shares sold ................................... 815,555 14,197,900 975,566 18,691,052
Shares issued in reinvestment of distributions .......... 615,112 10,395,376 487,968 8,334,500
Shares redeemed ............................... (1,557,209) (26,711,216) (1,283,085) (24,498,443)
Net increase (decrease) .......................... (126,542) $(2,117,940) 180,449 $2,527,109
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton China World Fund
Notes to Financial Statements

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Annual Report
a. Management Fees
Effective July 1, 2020, The Fund pays an investment management fee to Asset Management based on the average weekly net assets of the Fund as follows:
Prior to July 1, 2020, The Fund paid fees to Asset Management based on the average weekly net assets of the Fund as follows:
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund’s average weekly net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is
February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Annualized Fee Rate Net Assets
1.200% Up to and including $4 billion
1.150% Over $4 billion, up to and including $10 billion
1.100% Over $10 billion, up to and including $15 billion
1.050% Over $15 billion, up to and including $20 billion
1.000% In excess of $20 billion
Annualized Fee Rate Net Assets
1.250% Up to and including $1 billion
1.200% Over $1 billion, up to and including $5 billion
1.150% Over $5 billion, up to and including $10 billion
1.100% Over $10 billion, up to and including $15 billion
1.050% Over $15 billion, up to and including $20 billion
1.000% In excess of $20 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
3. Transactions with Affiliates
(continued)

Templeton China World Fund
Notes to Financial Statements

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Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended August 31, 2020, the Fund paid transfer agent fees of $465,279, of which $196,604 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2020, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Asset Management and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $12,457
CDSC retained .............................................................................. $645
a
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a a a a a a a a a
Templeton China World Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $549,399 $130,109,387 $(127,016,172) $ — $ — $ 3,642,614 3,642,614 $ 39,155
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $25,699,996 $(23,442,840) $ — $ — $ 2,257,156 2,257,156 $ 3,635
Total Affiliated Securities .... $549,399 $155,809,383 $(150,459,012) $— $— $5,899,770 $42,790
3. Transactions with Affiliates
(continued)

Templeton China World Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, and Advisor Class of the Fund do not exceed
1.60%, and for Class R6 do not exceed 1.42% based on the average net assets of each class until December 31, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Prior to January 1, 2020, expenses (excluding certain fees and expenses as previously disclosed) for Class R6 were limited to
1.43% based on the average net assets of the class.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended August 31, 2020, there were no credits earned.
5. Income Taxes
The tax character of distributions paid during the years ended August 31, 2020 and 2019, was as follows:
At August 31, 2020, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of passive foreign investment company shares.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2020, aggregated
$134,655,245 and $189,128,237, respectively.
2020 2019
Distributions paid from:
Ordinary income .......................................................... $1,678,150 $4,917,139
Long term capital gain ...................................................... 37,549,156 29,378,369
$39,227,306 $34,295,508
Cost of investments .......................................................................... $158,747,213
Unrealized appreciation ........................................................................ $99,843,131
Unrealized depreciation ........................................................................ (1,532,036)
Net unrealized appreciation (depreciation) .......................................................... $98,311,095
Distributable earnings:
Undistributed ordinary income ................................................................... $1,449,159
Undistributed long term capital gains .............................................................. $47,258,355
Total distributable earnings ..................................................................... $48,707,514
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Templeton China World Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
At August 31, 2020, in connection with securities lending transactions, the Fund loaned equity investments and received
$2,257,156 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Concentration of Risk
Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People's Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2020, the Fund did not use the
Global Credit Facility Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
6. Investment Transactions
(continued)

Templeton China World Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2020, in valuing the Fund's assets carried at fair value, is as follows:
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton China World Fund
Assets:
Investments in Securities:
Common Stocks :
Application Software .................... $ — $ 2,017,020 $ — $ 2,017,020
Biotechnology ......................... 240,466 9,041,337 — 9,281,803
Brewers ............................. — 2,266,258 — 2,266,258
Construction Machinery & Heavy Trucks ..... — 4,501,790 — 4,501,790
Construction Materials .................. — 5,606,758 — 5,606,758
Distillers & Vintners ..................... — 7,107,948 — 7,107,948
Diversified Banks ...................... — 7,440,353 — 7,440,353
Education Services ..................... 13,846,877 — — 13,846,877
Electrical Components & Equipment ........ — 3,010,636 — 3,010,636
Electronic Components .................. — 3,649,170 — 3,649,170
Electronic Equipment & Instruments ........ — 2,496,396 — 2,496,396
Environmental & Facilities Services ......... — 6,526,273 — 6,526,273
Footwear ............................ — 6,184,931 — 6,184,931
Hypermarkets & Super Centers ............ — 2,369,575 — 2,369,575
Interactive Home Entertainment ........... 4,624,543 — — 4,624,543
Interactive Media & Services .............. 4,734,158 34,972,395 — 39,706,553
Internet & Direct Marketing Retail .......... 54,318,853 10,710,073 — 65,028,926
Internet Services & Infrastructure .......... 4,659,392 — — 4,659,392
Life & Health Insurance .................. — 16,657,984 — 16,657,984
Life Sciences Tools & Services ............ — 7,508,800 — 7,508,800
Oil & Gas Exploration & Production ......... — 3,396,693 — 3,396,693
Paper Products ........................ — 1,397,186 — 1,397,186
Pharmaceuticals ....................... — 8,605,855 — 8,605,855
Real Estate Development ................ — 13,384,827 — 13,384,827
Restaurants .......................... 3,325,539 — — 3,325,539
Semiconductors ....................... — 2,113,939 — 2,113,939
Specialty Stores ....................... — 2,505,687 — 2,505,687
Wireless Telecommunication Services ....... — 1,936,826 — 1,936,826
Short Term Investments ................... 5,899,770 — — 5,899,770
Total Investments in Securities ........... $91,649,598 $165,408,710 $— $257,058,308
10. Fair Value Measurements
(continued)

Templeton China World Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Selected Portfolio
ADR American Depositary Receipt

Templeton China World Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Templeton China World Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
China World Fund (the "Fund") as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the five years in the period ended
August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 19, 2020
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton China World Fund
Tax Information (unaudited)

franklintempleton.com
Annual Report
Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $43,949,230 as a long term capital gain dividend for the fiscal year ended August 31, 2020.
Under Section 871(k)(2)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $204 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal
Revenue Code for the fiscal year ended August 31, 2020.
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $1,678,150 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue
Code for the fiscal year ended August 31, 2020. Distributions, including qualified dividend income, paid during calendar year
2020 will be reported to shareholders on Form 1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Templeton China World Fund
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex are shown below. Generally, each board member serves a three-year term that continues until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1993 126 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1996 and Lead
Independent
Trustee
since 2007
126 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA. (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 1999 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in
private
practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013 and
Vice President
since 1996
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Independent Board Members
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Interim Chief
Compliance
Officer
Since January 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since 2017 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 15 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Robert C. Rosselot (1960) Chief
Compliance
Officer
Since 2013 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923x
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Senior Vice President, Franklin Templeton Companies, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice
President, Templeton Group of Funds (2004-2013).
Interested Board Members and Officers
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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream Partners LP (2017-present). Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Manraj S. Sekhon (1969) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
7 Temasek Blvd.,
Suntec Tower 1, #38-03
Singapore 038987
Principal Occupation During at Least the Past 5 Years:
Chief Investment Officer, Franklin Templeton Emerging Markets Equity; officer of four of the investment companies in Franklin Templeton; and
formerly , Chief Executive and Chief Investment Officer, Fullerton Fund Management Company Ltd. (2011-2016).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

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Shareholder Information

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Annual Report
Board Approval of Investment
Management Agreements
TEMPLETON CHINA WORLD FUND
(Fund)
At a meeting held on May 13, 2020 (Meeting), the Board
of Trustees (Board) of the Fund, including a majority of
the trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of the
investment management agreement between Templeton
Asset Management Ltd. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of
the factors it deemed relevant in approving the continuance
of the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and
that the continuance of such Management Agreement is
in the interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its continued introduction of new
funds, reassessment of the fund offerings in response to
the market environment and project initiatives and capital
investments relating to the services provided to the Fund
by the FT organization. The Board specifically noted FT’s
commitment to enhancing services and controlling costs,
as reflected in its plan to outsource certain administrative functions, and growth opportunities, as evidenced by its
upcoming acquisition of the Legg Mason companies. The

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Shareholder Information

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Annual Report
Board acknowledged the change in leadership at FRI and
the opportunity to hear from Jennifer Johnson, President and
Chief Executive Officer of FRI, about goals she has for the
company that will benefit the Fund.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended February
29, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional China region funds. The
Board noted that the Fund’s annualized total return for
the one-, three-, five- and 10-year periods was below the
median of its Performance Universe. The Board discussed
this performance with management and management
explained that, over the past few years, market performance
was largely driven by the internet and technology
sectors. Management further explained that, while the
Fund’s benchmark was tilted toward these two sectors,
the Fund followed its long-term value strategy and held
positions in cyclical sectors, such as energy and materials, which did not perform as well and resulted in the Fund’s
relative underperformance to its peers and benchmark.
Management reminded the Board of the Fund’s changes
in the portfolio management team and the Fund’s portfolio
rebalancing over the past year, which reduced the Fund’s
exposure to positions in the cyclical sectors. Management
further reminded the Board that, effective January 1,
2020, the Fund’s primary benchmark was changed
from the MSCI Golden Dragon Index to the MSCI China
Index. Management explained that the change in index
resulted in the Fund reducing its exposure in Taiwan and
Hong Kong over the past several months, positions which
had been driven by the former benchmark and affected
Fund performance relative to peers over the long term.
Management then discussed with the Board the actions
that are being taken/recently have been taken in an effort to improve Fund performance. The Board concluded that the
Fund’s Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The
Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
the Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for other funds in the Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and
eight other China region funds. The Board noted that the
Management Rate was above the median of its Expense
Group and the actual total expense ratio for the Fund was
approximately 7.6 basis points above the median of its
Expense Group. The Board discussed the expenses of the
Fund with management and noted cost factors relating to
the Fund’s operations, such as the quality and experience
of its portfolio manager and research staff, and the depth
of the Manager’s physical presence and coverage in the
geographical area in which the Fund invests. The Board
recalled that, at its request last year, management had
reduced the Fund’s Management Rate effective July 1, 2019

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Shareholder Information

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Annual Report
and was implementing a further reduction on July 1, 2020.
The Board then noted that the Fund’s actual total expense
ratio reflected a fee waiver from management. In light of
the above, the Board concluded that the Management Rate
charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2019, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally,
PricewaterhouseCoopers LLP, auditor to FRI and certain FT
funds, was engaged by the Manager to review and assess
the allocation methodologies to be used solely by the Fund’s
Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered the initiative currently underway to outsource
certain operations, which effort would require considerable
up-front expenditures by the Manager but, over the long
run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving
shareholder services provided to the Fund, as well as
the need to implement systems and meet additional
regulatory and compliance requirements resulting from
recent US Securities and Exchange Commission and other
regulatory requirements, notably in the area of cybersecurity protections.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)

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Shareholder Information

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Annual Report
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other
funding sources including the Funds’ interfund lending facility and line of credit.. Classification of the Fund’s portfolio
holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive each Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents

188 A 10/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton China World Fund
Investment Manager Distributor Shareholder Services
Templeton Asset
Management Ltd.
Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

((a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $50,225 for the fiscal year ended August 31, 2020 and $47,566 for the fiscal year ended August 31, 2019.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended August 31, 2020 and $20,000 for the fiscal year ended August 31, 2019. The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions and professional fees in connection with an Indonesia withholding tax refund claim.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended August 31, 2020 and $93 for the fiscal year ended August 31, 2019. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $137,944 for the fiscal year ended August 31, 2020 and $22,200 for the fiscal year ended August 31, 2019.  The services for which these fees were paid included the issuance of an Auditors’ Certificate for South Korean regulatory shareholder disclosures, benchmarking services in connection with the ICI TA Survey, and valuation services related to a fair value engagement.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $137,944 for the fiscal year ended August 31, 2020 and $22,200 for the fiscal year ended August 31, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
  N/A

Item 6. Schedule of Investments.
  N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.   N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls:
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                                    N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

Code of Ethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By _S\MATTHEW T. HINKLE_____
Matthew T. Hinkle
Chief Executive Officer - Finance and
 Administration
Date:  October 27, 20120

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _S\MATTHEW T. HINKLE_____
Matthew T. Hinkle
Chief Executive Officer - Finance and
 Administration
Date:  October 27, 2020

By _S\ROBERT G. KUBILIS_____
Robert G. Kubilis
Chief Financial Officer
and

Chief Accounting Officer
Date:  October 27, 2020